LONG-TERM LOAN (Narrative) (Details) - Loan Agreement With BlackRock EMEA Venture and Growth Lending [Member] - USD ($) $ in Millions	1 Months Ended			3 Months Ended	13 Months Ended
	Nov. 30, 2024	Apr. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Sep. 30, 2022	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			$ 40.0
Amount of intellectual property and cash balance						$ 10.0
Repayment of loan	$ 16.5
Minimum cash balance requirement under the Loan Agreement	$ 4.0
Percentage of future milestone payments	10.00%
Interest expense				$ 4.0
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees					9.50%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Percentage of annual interest of cash fees					11.00%
First tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			10.0
Second tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement		$ 20.0	20.0
Third Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Amount of loan agreement			$ 10.0